Long-Term Investments - Schedule of Movements in Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Beginning balance	$ 7,853	$ 8,150	$ 8,764
Effect of consolidation of former associate	(24)
Capital contribution in affiliates			571
Translation difference	(507)	379	(555)
Dividends		(737)	(934)
Share in net income	3,589	475	304
Ending balance	7,604	7,853	8,150
BWS Bewehrungsstahl GmbH (Steel Segment) [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates		408
RIKT [Member]
Schedule of Equity Method Investments [Line Items]
Disposal of affiliates		(822)
Port Vanino [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution in affiliates	639,082
Disposal of affiliates	$ (642,389)